Financial risk management - Liquidity risk (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial risk management
Net current liabilities	¥ 608,000
Undiscounted cash flows, including interest	443,890,000	¥ 616,040,000
Within 1 year
Financial risk management
Undiscounted cash flows, including interest	231,997,000	135,740,000
Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	54,654,000	480,300,000
Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	111,294,000
After 5 years
Financial risk management
Undiscounted cash flows, including interest	¥ 45,945,000
Series A Preferred Shares
Financial risk management
Undiscounted cash flows, including interest		229,505,000
Series A Preferred Shares | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest		229,505,000
Series A Preferred Shares | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	10.00%
Convertible note
Financial risk management
Undiscounted cash flows, including interest		94,880,000
Convertible note | Within 1 year
Financial risk management
Undiscounted cash flows, including interest		4,777,000
Convertible note | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest		90,103,000
Convertible note | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	15.00%
Exchangeable note liabilities
Financial risk management
Undiscounted cash flows, including interest		139,889,000
Exchangeable note liabilities | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest		139,889,000
Exchangeable note liabilities | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	10.00%
Borrowings
Financial risk management
Undiscounted cash flows, including interest	¥ 146,560,000	102,726,000
Borrowings | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	133,237,000	81,923,000
Borrowings | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	13,323,000	20,803,000
Lease liabilities
Financial risk management
Undiscounted cash flows, including interest	246,489,000
Lease liabilities | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	47,919,000
Lease liabilities | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	41,331,000
Lease liabilities | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	111,294,000
Lease liabilities | After 5 years
Financial risk management
Undiscounted cash flows, including interest	45,945,000
Trade payables
Financial risk management
Undiscounted cash flows, including interest	17,017,000	14,356,000
Trade payables | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	17,017,000	14,356,000
Accruals and other payables (excluding accrued employee benefits and other taxes)
Financial risk management
Undiscounted cash flows, including interest	33,198,000	34,466,000
Accruals and other payables (excluding accrued employee benefits and other taxes) | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	33,198,000	34,466,000
Amounts due to related parties
Financial risk management
Undiscounted cash flows, including interest	626,000	218,000
Amounts due to related parties | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	¥ 626,000	¥ 218,000